Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table provides a summary of the computation of basic and diluted earnings (loss) per share (in thousands, except earnings per share and shares):

	Year Ended December 31,
	2016	2015	2014

Numerator:
Net income (loss)	$(345,197)	$4,735	$7,353
Less: Net income (loss) attributable to noncontrolling interests	2,491	3,398	(448)
Net income (loss) attributable to Quorum Health Corporation	$(347,688)	$1,337	$7,801
Denominator:
Weighted-average shares outstanding - basic and diluted	28,413,247	28,412,054	28,412,054

Basic and diluted earnings (loss) per share attributable to Quorum Health Corporation stockholders	$(12.24)	$0.05	$0.27